Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income
Gain on disposals of assets held for sale	₩ 60,208	₩ 841	₩ 37,461
Gain on disposals of investment in subsidiaries, associates and joint ventures	85,981	88,836	27,836
Gain on disposals of property, plant and equipment	12,016	15,548	49,367
Gain on disposals of intangible assets	273	815	1,896
Gain on valuation of firm commitment	169,485	107,511	60,201
Gain on valuation of emission rights	0	0	25,440
Gain on disposals of emission rights	567	24,851	11,141
Reversal of other provisions	33,887	5,154	36,522
Premium income	38,115	25,253	3,326
Miscellaneous income(*1,2)	157,703	111,701	189,610
Others	19,762	21,826	8,091
Other operating income	577,997	402,336	450,891
Other operating expenses
Impairment loss on assets held for sale	0	(5,030)	(38,328)
Loss on disposals of investments in subsidiaries, associates and joint ventures	(12,882)	(14,632)	(6,539)
Loss on disposals of property, plant and equipment	(95,720)	(142,126)	(120,227)
Impairment loss on property, plant and equipment	(311,520)	(27,040)	(442,700)
Impairment loss on investment property	0	0	(32,642)
Impairment loss on intangible assets	(224,328)	(197,776)	(191,021)
Loss on valuation of firm commitment	(111,542)	(93,098)	(37,685)
Idle tangible asset expenses	(23,843)	(19,276)	(34,152)
Increase to provisions	(37,962)	(30,536)	(23,074)
Donations	(101,258)	(45,652)	(51,567)
Miscellaneous losses	(69,972)	(63,525)	(95,878)
Others	(38,465)	(6,883)	(16,152)
Other operating expenses	₩ (1,027,492)	₩ (645,574)	₩ (1,089,965)